Related Party Transactions (Details) - USD ($) $ in Thousands			12 Months Ended
		Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Credit acquired discount percentage		35.00%
Amount received	[1]		$ 41,231	$ 77,355
Amount payable			123,446
Company held investments			454,781	303,195
Loss from sale of receivables			27,827	33,065	$ 26,205
Commitments agreements amount			115,804	48,318
JBS S.A [Member]
Related Party Transactions [Line Items]
Amount received			79,571
Flora Produtos de Higiene e Limpeza S.A. [Member]
Related Party Transactions [Line Items]
Amount received			57,248
Related Party Receivables [Member]
Related Party Transactions [Line Items]
Remaining receivable balance			41,231
Banco Original S.A [Member]
Related Party Transactions [Line Items]
Amount received			$ 117,018	$ 102,453	$ 97,325

[1]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.